Commitments and Contingencies (Details) - 12 months ended Dec. 31, 2025 ¥ in Millions, $ in Millions	USD ($)	CNY (¥)	CNY (¥)
Commitments and Contingencies [Abstract]
Letters of guarantee aggregate value	$ 7.8		¥ 54.8
Restricted cash	2.1		15.0
Legal proceedings maximum exposure potential losses	0.6	¥ 4.3
Restricted cash	$ 0.6		¥ 4.1